CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 55,851	$ 58,449
Long-term restricted bank deposits	3,230	3,268
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 59,081	$ 61,717	$ 97,881	$ 121,729